RULE 497 FILING

Enclosed for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the KraneShares E Fund China Commercial Paper ETF (the “Fund”), a series of KraneShares Trust. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497 on November 2, 2018 (Accession Number: 0001615774-18-011910), which is incorporated herein by reference.